Segment Reporting and Geographic Information - Assets by Segment (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2012	Dec. 31, 2011
Assets
Assets	$ 1,262,044	$ 1,175,793		$ 1,127,851
Cash & cash equivalents
Cash & cash equivalents	22,639	65,548	7,677	12,027
United States, excluding All Points
Assets
Assets	920,456	1,133,824		1,088,246
All Points
Assets
Assets	8,260	7,298		8,052
Canada
Assets
Assets	312,116	15,477		13,269
Cash & cash equivalents
Cash & cash equivalents		1,084		968
Mexico
Assets
Assets	19,569	17,816		17,097
Cash & cash equivalents
Cash & cash equivalents		1,066		1,560
Australia
Assets
Assets	1,643	1,378		1,187
Cash & cash equivalents
Cash & cash equivalents		51		99
United States [Member]
Cash & cash equivalents
Cash & cash equivalents		$ 63,347		$ 9,400